UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2004 - June 30, 2004

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:

We are pleased to present the MH Elite Small Cap Fund of Funds and the MH Elite Fund of Funds semi annual report for the period ending June 30, 2004. On January 14, 2004 we introduced our second fund, MH Elite Fund of Funds, to compliment our small cap fund of funds. MH Elite Fund of Funds will invest in a diversified group of mid and large cap funds. The S&P 500 index and the Russell 1000 index will be used as benchmarks for gauging the performance of the new Fund. The benchmark for MH Elite Small Cap Fund of Funds will continue to be the Russell 2000 index of small cap stocks.

2003's market rally spilled over into the first quarter of 2004 only to slam on the brakes and retreat in April. The markets picked up steam again in June to finish the first half of 2004 with a respectable gain. It seems evident that there will be a continuous give and take in the market's performance for at least the next six months.

Now playing...    'The Good, The Bad and The Ugly'

The Good;
The economy continues to improve. Contributing factors to a strengthening in the job market has been the reawakening of the manufacturing sector, an increase in business spending and a strong housing market as construction spending rose to its highest level ever in 2004. Worker productivity gains remain strong which has helped to fuel a rise in corporate profits.

The Bad;
Potential threats to the economy include higher oil prices, rising interest rates and the uncertainty of the upcoming presidential election. An inconsistency in consumer spending so far in 2004 has also weakened consumer confidence.

And The Ugly;
Fears of increased terrorism has everyone on edge.

As of June 30, 2004, MH Elite Fund of Funds was up 2.4% from its inception on January 14, 2004. For the same period, the S&P 500 index was up .9% and the Russell 1000 index returned 1.5%.

MH Elite Small Cap Fund of Funds returned 5.4% for the first six months of 2004. In comparison, the Russell 2000 index of small cap stocks returned 6.8%. Our underperformance relative to the index can be attributed mostly to the disappointing return of one of our top holdings, the Bjurman-Barry Micro Cap Growth Fund, which was down 3.1% for the first half of 2004. With an overweight to the technology sector, the Bjurman-Barry Micro Cap Growth Fund is fully invested in some of the fastest growing companies in the country. We believe their weak performance for the last six months to be only temporary and have full faith in the fund's management to weather the recent volatility in technology stocks as evidenced by their excellent long term performance.

For those who follow trends and look to the past as a guide to forecasting movements in the stock market, one statistic to watch is the performance of the S&P 500 for January and February. When January and February have outpaced the historical performance for those months, the market has generally fared well for the year. The S&P 500 has beaten its historical performance in both January and February on twenty-four previous occasions over the last seventy-six years. For twenty-one of those periods the market finished the full year higher. Only in the Depression years of 1930, 1931 and 1937 did the index finish lower.
With January and February of this year outpacing its historic performance for the twenty-fifth time, we are optimistic about the stock market's performance for the second half of 2004.


The Funds thank you for your past and continued investment in the Funds and welcomes our new shareholders.


Sincerely,



Harvey Merson
President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all divided and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

This material must be accompanied or preceded by a prospectus for the Fund.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                    Schedule of Portfolio of Investments
                          June 30, 2004 (Unaudited)





        Mutual Funds  (95.7%)                     Quantity       Value

        American Funds Amcap CL F                   8,711    $   152,618
        American Funds Growth Fund of America CL F  7,928        202,553
        Bridgeway Large Cap Growth CL N            14,192        150,858
        Calamos Growth CL A                         3,206        157,332
        Cambiar Opportunity Inst CL                13,346        202,464
        Chesapeake Core Growth                      9,459        151,998
        Dodge & Cox Stock                           1,288        154,095
        Excelsior Value and Restructuring           4,104        154,602
        Hotchkis and Wiley Mid-Cap Value CL A       6,351        155,146
        ICAP Select Equity                          4,820        152,657
        Jensen Portfolio                            6,420        154,198
        Mairs & Power Growth                        3,210        215,644
        Meridian Value                              3,864        155,917
        PBHG Clipper Focus                          8,845        146,126
        PIMCO PEA Value CL A                       12,080        207,286
        Quaker Aggressive Growth CL A               7,390        153,037
        TCW Galileo Value Opportunities CL I        6,939        152,664
        Thompson Plumb Growth                       4,281        204,072
        Victory Diversified Stock CL A              9,839        151,817
        Wasatch Heritage Growth                    15,000        150,450
                                                             -----------

        Total Mutual Funds (Cost $ 3,253,648)                  3,325,534
                                                             -----------

Short-Term Securities (0.6%)

        TD Waterhouse Money Market                                20,682
                                                             -----------

Total Investments in Securities (Cost  $ 3,274,330)            3,346,216

Other assets - net (3.7%)                                        127,623
                                                             -----------
Net Assets - (100%)                                          $ 3,473,839
                                                             ===========


The accompanying notes are an integral part of these financial statements.

                        MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                           June 30, 2004 (Unaudited)



Assets

Investments in securities at value (Cost $ 3,274,330)      $ 3,346,216
Cash in banks                                                  127,623
                                                           -----------

        Total Assets                                         3,473,839
                                                           -----------
Liabilities

        Accrued expenses                                             -
                                                           -----------

        Total liabilities                                            -
                                                           -----------

Net assets                                                 $ 3,473,839
                                                           ===========

	Capital Stock, par $.01 (1,000,000,000 authorized,
                issued and outstanding - 678,950)          $     6,789
        Additional paid-in capital                           3,395,164
	Net unrealized appreciation on investments	        71,886
                                                           -----------
                Net Assets                                 $ 3,473,839
                                                           ===========

Net asset value per share                                  $      5.12
                                                           ===========








The accompanying notes are an integral part of these financial statements.

                            MH Elite Portfolio of Funds, Inc.

                                 MH Elite Fund of Funds
                                Statement of Operations
            For The Period January 13, 2004 (commencement of operations)
                             to June 30, 2004 (Unaudited)



Investment Income

        Dividend income from underlying funds                 $      3,214
        Interest                                                       221
                                                              -------------
                Total Investment Income                              3,435
                                                              -------------

Expenses
        Investment advisory fees                                    12,707
        Administrative service fees                                  3,177
                                                              -------------
                Total expenses                                      15,884
                                                              -------------
Net investment loss                                                (12,449)
                                                              -------------

Realized and unrealized gain on investments

        Capital gain distributions from underlying funds               434
        Net realized gain from investments      -                        -
        Net change in unrealized appreciation on investments        71,886
                                                              -------------
        Net realized and unrealized gain on investments             72,320
                                                              -------------
Net Increase in net assets resulting from operations          $     59,871
                                                              =============



The accompanying notes are an integral part of these financial statements.

                            MH Elite Portfolio of Funds, Inc.

                                 MH Elite Fund of Funds
                           Statement of Changes in Net Assets
                 For The Period January 13, 2004 (commencement of operations)
                              to June 30, 2004 (Unaudited)



Increase (decrease) in net assets from operations
        Net investment loss                                     $     (12,449)
        Net realized gain (loss) on investments                            -
        Capital gain distributions from underlying funds                  434
        Net change in unrealized appreciation (depreciation)
             on investment                                             71,886
                                                                --------------

        Net increase (decrease) in net assets resulting
             from operations                                           59,871
                                                                --------------

Distributions to Shareholders                                               -
                                                                --------------

        Capital Share Transactions (note 5)                         3,413,968
                                                                --------------

        Net increase (decrease) in net assets                       3,473,839

Net assets at beginning of period                                           -
                                                                --------------

Net assets at end of period                                     $   3,473,839
                                                                ==============







The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                      MH Elite Small Cap Fund of Funds
                   Schedule of Portfolio of Investments
                         June 30, 2004 (Unaudited)




       Mutual Funds  (97.8%)                      Quantity            Value

         Aegis Value                               11,778     $    209,287
         Bridgeway Ultra Small Company Market      26,019          419,941
         Bjurman-Barry Micro-Cap Growth            11,885          390,315
         Bogle Small Cap Growth                    13,603          372,727
         Boston Partners Small Cap II Investor CL  11,118          270,050
         FBR Small Cap Financial                    2,829           95,092
         Fifth Third FDS Micro Cap Value CL A      28,125          297,002
         Hennessy Cornerstone Growth                7,378          145,278
         N/I Numeric Investors Small Cap Value      7,627          155,814
         Perritt Micro Cap Opportunities           10,754          269,703
         RS Investment Partners                     9,592          288,728
         Royce Opportunity                         25,036          325,474
         Royce Value Plus                          35,342          344,234
         Tamarack Enterprise CL S                   5,249          125,444
         Wasatch  Micro Cap                        39,044          301,809
         Wasatch Small Cap Value                   29,263          166,798
         William Blair Small Cap Growth CL N       15,081          367,215
                                                              ------------

         Total Mutual Funds (Cost $ 3,516,830)                   4,544,911
                                                              ------------

       Short-Term Securities (0.1%)

         TD Waterhouse Money Market                                  2,736
                                                              ------------

       Total Investments in Securities (Cost  $ 3,519,565)       4,547,647

       Other assets - net (2.1%)                                   105,635
                                                              ------------

       Net Assets - (100%)                                    $  4,653,282
                                                              ============






The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                      MH Elite Small Cap Fund of Funds
                    Statement of Assets and Liabilities
                           June 30, 2004 (Unaudited)



    Assets

    Investments in securities at value (Cost $ 3,519,565)   $ 4,547,647
    Cash in banks                                               105,635
                                                            -----------

        Total Assets                                          4,653,282
                                                            -----------

    Liabilities

        Accrued expenses                                              -
                                                            -----------

        Total liabilities                                             -
                                                            -----------

    Net assets                                              $ 4,653,282
                                                            ===========


	Capital Stock, par $.01 (1,000,000,000 authorized,
                issued and outstanding - 625,529)           $     6,255
        Additional paid-in capital                            3,618,946
        Net unrealized appreciation on investments            1,028,081
                                                            -----------

                Net Assets                                  $ 4,653,282
                                                            ===========

   Net asset value per share                                $      7.44
                                                            ===========








The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                      MH Elite Small Cap Fund of Funds
                          Statement of Operations
               For The Six Months Ended June 30, 2004 (Unaudited)



     Investment Income

        Interest                                             $      114
                                                             -----------

                Total Investment Income                             114
                                                             -----------

     Expenses
        Investment advisory fees                                 22,444
        Administrative service fees                               5,611
                                                             -----------
                Total expenses                                   28,055
                                                             -----------

     Net investment loss                                        (27,941)
                                                             -----------

     Realized and unrealized gain on investments

        Capital gain distributions from underlying funds              -
        Net realized gain from investments                      178,340
        Net change in unrealized appreciation on investments    137,637
                                                             -----------
        Net realized and unrealized gain on investments         315,977
                                                             -----------

     Net Increase in net assets resulting from operations    $  288,036
                                                             ===========








The accompanying notes are an integral part of these financial statements.

                      MH Elite Portfolio of Funds, Inc.

                      MH Elite Small Cap Fund of Funds
                     Statement of Changes in Net Assets
                    For Six Months Ended June 30, 2004 and
                        Year Ended December 31, 2003


                                                       2004        December
                                                   (Unaudited)     31, 2003

  Increase (decrease) in net assets from operations
        Net investment loss                         $  (27,941)   $  (32,012)
        Net realized gain (loss) on investments        178,340        55,804
        Capital gain distributions from
            underlying funds                                 -        81,856
        Net change in unrealized appreciation
            (depreciation) on investment               137,637       924,285
                                                    -----------   -----------
        Net increase (decrease) in net assets
            resulting from operations                  288,036     1,029,933
                                                    -----------   -----------

  Distributions to Shareholders                              -             -
                                                    -----------   -----------

  Capital Share Transactions (note 5)                 (869,190)    2,264,095
                                                    ------------  -----------

  Net Increase (decrease) in net assets               (581,154)    3,294,028

  Net assets at beginning of period                  5,234,436     1,940,408
                                                   ------------  ------------
  Net assets at end of period                      $ 4,653,282   $ 5,234,436
                                                   ============  ============




The accompanying notes are an integral part of these financial statements.

                        MH Elite Portfolio of Funds, Inc.

                         Notes to Financial Statements
                           June 30, 2004 (Unaudited)



1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. is also organized as a corporation in New Jersey on October 20, 1997. MH Elite Portfolio of Funds, Inc. offers two funds to investors; MH Elite Small Cap
Fund of Funds and MH Elite Fund of Funds. The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, and the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

                           MH Elite Portfolio of Funds, Inc.

                             June 30, 2004 (Unaudited)


1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)


Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications - In accordance with SOP 93-2, the MH Elite Small Cap Fund of Funds has recorded a reclassification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of
$32,012 from net investment loss to paid-in capital.   This classification
has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.

                         MH Elite Portfolio of Funds, Inc.

                           June 30, 2004 (Unaudited)


2.	INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the "Adviser") furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own
50 percent of the Adviser.  Under the Investment Advisory Agreement, the
Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of each of the Funds average daily net assets.

The Funds have entered into agreements with TD Waterhouse, and Delaware Guarantee & Trust Company to provide the following services:

     1. Delaware Charter Guarantee & Trust Company serves as the trustee for the Fund's retirement plans.
     2. TD Waterhouse serves as the Fund broker for purchases and sales of underlying funds.

MH Elite Small Cap Fund of Funds has entered into an agreement with FTJ FundChoice to purchase and sell shares in the Fund through third party affiliations with FTJ FundChoice.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows: Management fees of 1.00% and other expenses of .25% for total fees of 1.25%. The expenses incurred by the Funds that exceed 1.25% will be paid by the investment advisor. The Funds will not pay any expenses in excess of 1.25%. For the period ended June 30, 2004 the management fees for each Fund was:

     MH Elite Small Cap Fund of Funds        $ 22,444
     MH Elite Fund of Funds                  $ 12,707

For the period ended June 30, 2004 other expenses for each Fund was:

     MH Elite Small Cap Fund of Funds        $ 5,611
     MH Elite Fund of Funds                  $ 3,177

                        MH Elite Portfolio of Funds, Inc.

                            June 30, 2004 (Unaudited)


3.	PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended June 30, 2004 aggregated for each Fund was:

                                           Purchases       Sales
                                     ------------------------------------
MH Elite Small Cap Fund of Funds	$   525,000	$ 1,043,885
MH Elite Fund of Funds                  $ 3,253,648     $         -

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2004, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

                                        Appreciation    Depreciation
                                    -------------------------------------
MH Elite Small Cap Fund of Funds	$ 1,032,989	$     4,908
MH Elite Fund of Funds                  $     75,760    $     3,874


4.	INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of June 30, 2004, the components of distributable earnings on a tax basis for each Fund are as follows:

                                        MH Elite Small            MH Elite
                                      Cap Fund of Funds        Fund of Funds
Undistributed ordinary income            $         -             $        -
Undistributed long-term capital gain     $         -             $      434
Unrealized appreciation                  $ 1,028,081             $   71,886


The tax character of distributions paid by MH Elite Small Cap Fund of Funds during the years ended December 31, 2003 and 2002 are as follows:

                                    2003              2002
   Ordinary income              $        -        $        -
   Long-term capital gain       $        -        $        -

                       MH Elite Portfolio of Funds, Inc.

                         June 30, 2004 (Unaudited)


5.	CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, 1,000,000,000 shares of $0.01 par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:

                                  MH Elite Small Cap Fund of Funds

                                For the                        For the
                            six months ended                 year ended
                              June 30, 2004               December 31, 2003
                        -------------------------------------------------------
                           Shares       Amount          Shares         Amount
                           ------       ------          ------         ------
Shares Sold               164,038     $1,212,681       350,462       $2,316,951

Shares issued in
reinvestment of
distributions                   -              -             -                -
                        ----------   ------------     ---------      -----------
                          164,038      1,212,681       350,462        2,316,951

Shares redeemed          (279,945)    (2,081,871)       (8,714)         (52,856)
                        ----------   ------------     ---------      -----------
Net increase/(decrease)  (115,907)   ($  869,190)      341,748       $2,264,095
                        ==========   ============     =========      ===========


                     MH Elite Fund of Funds *
             For the six months ended June 30, 2004

                        Shares      Amount
                        ------      ------
Shares Sold            679,157    $3,414,968

Shares issued in
reinvestment of
distributions                -             -
                       --------    ----------
                       679,157     3,414,968
Shares redeemed           (207)       (1,000)
                       --------   -----------
Net increase           678,950    $3,413,968
                       ========   ===========

* MH Elite Fund of Funds began operations in January of 2004. No prior data is applicable.

                 MH Elite Portfolio of Funds, Inc.

                    MH Elite Fund of Funds
                     Financial Highlights
For a share of capital stock outstanding throughout the period


    For The Period January 13, 2004 (commencement of operations) to
                         June 30, 2004 (Unaudited)


   PER SHARE DATA:

   Net asset value, beginning of period                     $   5.00
   ---------------------------------------------------------------------

   Income from Investment Operations:
   Net Investment Income(Loss)                                 (0.02)
   Net Realized and Unrealized Gain (Loss) on Investments       0.14
                                                            ------------
   Total Income (Loss) from Investment Operations               0.12
   ---------------------------------------------------------------------

   Less Distributions                                              -
   ---------------------------------------------------------------------

   Net asset value, end of period                           $   5.12
   ---------------------------------------------------------------------

   Total Return                                                 2.40%
   ---------------------------------------------------------------------

   Ratios and Supplement Data:

   Net assets, end of period (in 000's)                     $  3,474
   Ratio of Expenses to Average Net Assets                      1.29% (a)
   Ratio of Net Investment Income to Average Net Assets        -1.02% (a)
   Portfolio turnover rate (%)                                  0.00%
   ----------------------------------------------------------------------

     (a) annualized



The accompanying notes are an integral part of these financial statements

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                        Six months
                        ending June
                        30, 2004                For the years ended December 31,
                        (Unaudited)      2003       2002       2001         2000       1999
                        --------------------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  7.06      $  4.86    $   6.28    $  5.81    $   6.04    $  4.62
--------------------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment Income      (0.04)       (0.04)      (0.06)     (0.05)      (0.04)     (0.03)
Net Realized and

Unrealized Gain (Loss)
on Investments              0.42         2.24       (1.36)      0.52        0.13       1.55
                         --------     --------   ---------   --------   ----------  --------
Total Income (Loss)
from Investment
Operations                  0.38         2.20       (1.42)      0.47        0.09       1.52

Less Distributions             -            -           -          -       (0.32)     (0.10)
--------------------------------------------------------------------------------------------


Net asset value,
end of period            $  7.44      $  7.06    $    4.86   $  6.28    $   5.81    $  6.04
--------------------------------------------------------------------------------------------

Total Return                5.38%       45.27%      (22.6%)     8.09%       1.50%     32.90%
--------------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)        $ 4,653      $ 5,234    $   1,940   $  2,214   $  1,571    $ 1,034
                         =======      =======    =========   ========   ========    =======
Ratio of Expenses to
Average Net Assets          1.30% (a)    1.23%        1.23%      1.24%      1.30%      1.00%

Ratio of Net Investment
Income to Average
Net Assets                 -1.20% (a)   -1.14%       -1.54%     -0.93%     -75.00%    -0.69%

Portfolio turnover
rate (%)                   22.55%       53.14%       36.50%     25.00%      50.00%    41.00%
------------------------------------------------------------------------------------------

(a) annualized


The accompanying notes are an integral part of these financial statements.

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

MH Investment Management Incorporated, the Funds Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge, upon request, by calling 1-800-318-7969.


                          Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                               June 30, 2004


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds are set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.


Independent Directors

Vincent Farinaro

Vincent Farinaro is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998. Vincent Farinaro is a consultant to the Converted Paper Products, a manufacturer of paperboard and boxes. Mr. Farinaro consults on all aspects of production, sales, and distribution.


Howard Samms

Howard Samms is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998. Howard Samms is a Finance Department Director for Johnson and Johnson Healthcare Systems and is responsible for all financial requirements of the Johnson and Johnson Healthcare Systems, to include monthly reporting, budget development and implementation, capital investment decisions and related asset management functions.


Jerome Stern

Jerome Stern is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998. Jerome Stern has a BA Degree in chemistry from St. Peters College.
After a brief career in the laboratory of National Starch Products he turned his attention to sales. In 1957 Mr. Stern formed his own chemical distributorship as President and CEO. After 25 years of operation, he sold the company in 1982 to become sales consultant to a chemical and equipment manufacturer before retiring in 1992.

                          Board of Directors Information
            MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                                June 30, 2004
                                 (Continued)

Tice Walker

Tice Walker is a Director of the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 8/2003. Mr. Tice Walker, Fellow of the Casualty Actuarial Society, reviews and analyzes reinsurance submissions, audits cedant underwriting files and builds relationships with cedants and brokers.


Interested Directors

Harvey Merson

Harvey Merson is a Director of the Fund, and President of MH Investment Management, Inc., advisor to the Funds. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998.

Harvey Merson has held a NASD series 7 license since 1982, and is registered with the State of New Jersey as a Registered Investment Adviser. He has been assisting clients with the purchasing, monitoring, and sale of mutual funds and annuities for the last 21 years.


Jeff Holcombe

Jeff Holcombe is a Director of the Fund, and Vice President of MH Investment Management, Inc., advisor to the Fund. He serves a one-year term, and stands for reelection annually. He has been a Director since 9/1998.


Jeff Holcombe is a Director of Development at Telcordia Technologies, Inc.. He is responsible for the planning, design, and development of software systems for the telephony industry.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of its management, marketability of shares, and other information.

MH Elite Portfolio of Funds, Inc.
220 Russell Avenue
Rahway, New Jersey 07065

Investor Adviser
    MH Investment Management, Inc.
    220 Russell Avenue
    Rahway, New Jersey 07065


Mutual funds composed of a diversified group of underlying funds for long-term capital appreciation


MH Elite Portfolio of Funds,Inc.

     Semi-Annual Report
             to
       Shareholders
       June 30, 2004




Item 2. Code of Ethics

   Not applicable for filing of Semi-Annual Report to Shareholders.

Item 3. Audit Committe Financial Expert

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 4. Principal Accountant Fees and Services

  Not applicable for filing of Semi-Annual Report to Shareholders.

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a) Not applicable for filing of Semi-Annual Report to Shareholders.

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of August, 2004.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of August, 2004.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)